UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St.,
Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Christopher Weil & Company Core Investment Fund
Ticker CWCFX

Christopher Weil & Company Global Dividend Fund
Ticker CWGDX

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
May 31, 2016

Table of Contents

CHRISTOPHER WEIL & COMPANY FUNDS
Sector Allocation	1
Performance Information	2
Schedules of Investments	4
Statements of Assets and Liabilities	8
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
NOTES TO FINANCIAL STATEMENTS	11
DISCLOSURE OF EXPENSES	17
ADDITIONAL INFORMATION	18

Christopher Weil & Company Funds

                      CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND
                                                  Sector Allocation (Unaudited)
                                                     (As a Percentage of Net Assets)

                             *Net Cash represents cash equivalents and liabilities in excess of other assets.

                           CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND
                                                       Sector Allocation (Unaudited)
                                                           (As a Percentage of Net Assets)

                            *Net Cash represents cash equivalents and other assets in excess of liabilities.

2016 Semi-Annual Report 1

Christopher Weil & Company Core Investment Fund (Unaudited)

PERFORMANCE INFORMATION

May 31, 2016 NAV $13.00

Average Annual Total Returns for the Periods Ended May 31, 2016.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
Christopher Weil & Company Core Investment Fund	-5.42%	8.22%	10.78%
S&P 500® Index (B)	1.72%	11.06%	14.92%

Total Annual Fund Operating Expense Ratio (from Prospectus dated 3/31/16): Gross – 1.50%; Net – 1.25%

The Total Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because of the application of waivers as described in Note 4.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Christopher Weil & Company Core Investment Fund was December 21, 2011.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-550-9266 OR VISIT OUR WEBSITE AT www.cweil.com. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2016 Semi-Annual Report 2

Christopher Weil & Company Global Dividend Fund (Unaudited)

PERFORMANCE INFORMATION

May 31, 2016 NAV $11.61

Average Annual Total Returns for the Periods Ended May 31, 2016.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
Christopher Weil & Company Global Dividend Fund	-6.25%	2.90%	7.05%
MSCI ACWI Index (B)	-5.42%	5.20%	9.52%

Total Annual Fund Operating Expense Ratio (from Prospectus dated 3/31/16): Gross – 1.76%; Net – 1.26%

The Total Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because of the application of waivers as described in Note 4.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Christopher Weil & Company Global Dividend Fund was December 21, 2011.

(B) The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-550-9266 OR VISIT OUR WEBSITE AT www.cweil.com. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

Christopher Weil & Company Global Dividend Fund Country Diversification as of May 31, 2016 (As a percentage of Net Assets) (Unaudited)

*Net Cash represents cash equivalents and other assets in excess of liabilities.

2016 Semi-Annual Report 3

Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		May 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

COMMUNICATIONS
Services - Computer Programming, Data Processing, Etc.
12,615	Facebook, Inc. Class A *	$1,498,788
1,160	Alphabet Inc. Class A *	868,666
978	Alphabet Inc. Class C *	719,534
		3,086,988
Total for Communications		3,086,988	8.16%

CONSUMER DISCRETIONARY
Cable & Other Pay Television Services
15,710	The Walt Disney Co.	1,558,746
Leather & Leather Products
8,540	Michael Kors Holdings Limited * (United Kingdom)	364,829
Men's & Boys' Furnishings, Work Clothing, & Allied Garments
7,825	V.F. Corporation	487,654
Retail - Department Stores
5,000	Macy's, Inc.	166,050
Retail - Family Clothing Stores
9,700	The TJX Companies, Inc.	738,364
Total for Consumer Discretionary		3,315,643	8.76%

CONSUMER STAPLES
Food And Kindred Products
28,000	The Hain Celestial Group, Inc. *	1,384,320
Total for Consumer Staples		1,384,320	3.66%

FINANCIALS
Banks
10,100	First Republic Bank	731,341
Investment Advice
7,375	Affiliated Managers Group, Inc. *	1,279,710
Security Brokers, Dealers & Flotation Companies
4,775	BlackRock, Inc.	1,737,384
Services - Business Services, NEC
6,930	FleetCor Technologies, Inc. *	1,031,808
12,480	MasterCard, Inc. Class A	1,196,832
		2,228,640
State Commercial Banks
6,900	SVB Financial Group *	760,380
Total for Financials		6,737,455	17.80%

HEALTH CARE
Hospital & Medical Service Plans
2,800	UnitedHealth Group Incorporated	374,276
Laboratory Analytical Instruments
6,190	Illumina, Inc. *	896,498
Orthopedic, Prosthetic & Surgical Appliances & Supplies
13,500	Edwards Lifesciences Corporation *	1,329,750
Pharmaceutical Preparations
8,800	Jazz Pharmaceuticals plc * (Ireland)	1,333,728
Total for Health Care		3,934,252	10.39%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 4

Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		May 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

INDUSTRIALS
Air Transportation, Scheduled
19,100	Alaska Air Group, Inc.	$1,268,240
Railroads, Line-Haul Operating
10,700	Kansas City Southern	996,170
Services - Computer Processing & Data Preparation
15,430	Verisk Analytics, Inc. Class A *	1,224,988
Trucking (No Local)
11,860	Old Dominion Freight Line, Inc. *	763,191
Total for Industrials		4,252,589	11.24%

INFORMATION TECHNOLOGY
Computer Communications Equipment
46,000	Cisco Systems, Inc.	1,336,300
Electronic Computers
18,256	Apple Inc.	1,823,044
Semiconductors & Related Devices
11,700	NXP Semiconductors N.V. * (Netherlands)	1,105,533
Services - Computer Programming Services
17,700	Amdocs Limited	1,026,423
15,500	Cognizant Technology Solutions Corporation Class A *	952,320
		1,978,743
Services - Prepackaged Software
10,400	Intuit Inc.	1,109,264
21,400	Oracle Corporation	860,280
		1,969,544
Total for Information Technology		8,213,164	21.69%

MATERIALS
Chemicals & Allied Products
500	FMC Corporation	23,745
Paints, Varnishes, Lacquers, Enamels & Allied Products
6,280	PPG Industries, Inc.	676,230
Paperboard Containers & Boxes
14,800	WestRock Company	586,228
Total for Materials		1,286,203	3.40%
Total for Common Stocks (Cost $25,749,573)		$32,210,614	85.10%

MONEY MARKET FUNDS
5,664,234	Invesco Treasury Portfolio Institutional Class 0.24%***	5,664,234	14.97%
	(Cost $5,664,234)

Total Investment Securities		37,874,848	100.07%
	(Cost $31,413,807)
Liabilities in Excess of Other Assets		(26,431)	-0.07%
Net Assets		$37,848,417	100.00%

* Non-Income Producing Securities. *** The rate shown was the 7-day yield at May 31, 2016. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 5

Christopher Weil & Company Global Dividend Fund
		Schedule of Investments
		May 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY
Dolls & Stuffed Toys
28,000	Mattel, Inc.	$892,640
Motor Vehicles & Passenger Car Bodies
28,000	Honda Motor Co., Ltd. **	783,440
Retail - Miscellaneous Shopping Goods Stores
79,700	Staples, Inc.	701,360
Retail - Variety Stores
16,260	Target Corporation	1,118,363
Total for Consumer Discretionary		3,495,803	10.52%

CONSUMER STAPLES
Cigarettes
19,895	Altria Group, Inc.	1,266,118
Converted Paper & Paperboard Products (No Containers/Boxes)
7,256	Kimberly-Clark Corporation	921,802
Food And Kindred Products
27,782	Unilever plc **	1,265,748
Retail - Variety Stores
10,900	Wal-Mart Stores, Inc.	771,502
Total for Consumer Staples		4,225,170	12.72%

ENERGY
Crude Petroleum & Natural Gas
9,610	TOTAL S.A. **	466,277
Petroleum Refining
7,690	Chevron Corporation	776,690
Total for Energy		1,242,967	3.74%

FINANCIALS
Commercial Banks, NEC
182,413	Banco Santander, S.A. **	866,462
Life Insurance
143,000	Aegon N.V. **	735,020
Savings Institution, Federally Chartered
24,192	HSBC Holdings plc **	784,788
Services - Business Services, NEC
58,100	The Western Union Company	1,130,045
Total for Financials		3,516,315	10.58%

HEALTH CARE
Pharmaceutical Preparations
20,000	AstraZeneca plc **	594,000
23,920	GlaxoSmithKline plc **	1,013,491
16,243	Merck & Co., Inc.	913,831
28,533	Pfizer Inc.	990,095
19,709	Sanofi S.A. **	812,011
		4,323,428
Total for Health Care		4,323,428	13.01%

** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 6

Christopher Weil & Company Global Dividend Fund
		Schedule of Investments
		May 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

INDUSTRIALS
Electronic & Other Electrical Equipment (No Computer Equipment)
43,867	General Electric Company	$1,326,100
44,080	Koninklijke Philips Electronics N.V. **	1,187,515
		2,513,615
Total for Industrials		2,513,615	7.57%

INFORMATION TECHNOLOGY
Computer Communications Equipment
39,000	Cisco Systems, Inc.	1,132,950
Semiconductors & Related Devices
47,871	Intel Corporation	1,512,245
Total for Information Technology		2,645,195	7.96%

MATERIALS
Chemicals - Diversified
11,493	BASF Aktiengesellschaft **	888,639
12,266	E.I. du Pont de Nemours and Company	802,319
		1,690,958
Metal Mining
19,130	Rio Tinto plc **	536,405
Total for Materials		2,227,363	6.70%

TELECOMMUNICATION SERVICES
Radiotelephone Communications
15,604	Vodafone Group plc **	530,380
Telephone Communications (No Radiotelephone)
14,182	AT&T Inc.	555,225
15,189	BCE Inc. (Canada)	699,301
78,488	Orange S.A. **	1,363,337
80,437	Telefonica S.A. **	838,958
18,000	Verizon Communications Inc.	916,200
		4,373,021
Total for Telecommunication Services		4,903,401	14.76%

UTILITIES
Electric Services
26,539	PPL Corporation	1,022,813
Total for Utilities		1,022,813	3.08%

Total for Common Stocks (Cost $27,184,809)		$30,116,070	90.64%

MONEY MARKET FUNDS
2,938,147	Invesco Treasury Portfolio Institutional Class 0.24%***	2,938,147	8.85%
	(Cost $2,938,147)

Total Investment Securities		33,054,217	99.49%
	(Cost $30,122,956)
Other Assets In Excess of Liabilities		171,049	0.51%
Net Assets		$33,225,266	100.00%

** ADR - American Depository Receipt. *** The rate shown was the 7-day yield at May 31, 2016. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 7

Christopher Weil & Company Funds

Statements of Assets and Liabilities (Unaudited)	Core Investment	Global Dividend
May 31, 2016	Fund	Fund

Assets:
Investment Securities at Fair Value*	$37,874,848	$33,054,217
Cash	-	29,309
Dividends Receivable	11,535	175,929
Interest Receivable	989	618
Total Assets	37,887,372	33,260,073
Liabilities:
Payable for Management Fees	23,732	20,884
Payable for Services Fees	15,223	13,923
Total Liabilities	38,955	34,807
Net Assets	$37,848,417	$33,225,266
Net Assets Consist of:
Paid In Capital	$31,484,443	$31,010,335
Accumulated Undistributed Net Investment Income (Loss)	(114,105)	153,026
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	17,038	(869,356)
Unrealized Appreciation (Depreciation) in Value of Investments - Net	6,461,041	2,931,261
Net Assets	$37,848,417	$33,225,266

Net Asset Value and Offering Price (Note 2)	$13.00	$11.61
Minimum Redemption Price (Note 2)	$12.74	$11.38

* Investments at Identified Cost	$31,413,807	$30,122,956

Shares Outstanding (Unlimited number of shares	2,911,168	2,861,249
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended May 31, 2016

Investment Income:
Dividends **	$148,446	$593,970
Interest	3,748	3,706
Total Investment Income	152,194	597,676
Expenses:
Management Fees	185,769	205,866
Services Fees	92,884	82,347
Total Expenses	278,653	288,213
Less: Management Fees Waived (Note 4)	(46,442)	(27,731)
Less: Services Fees Waived (Note 4)	(3,273)	-
Net Expenses	228,938	260,482

Net Investment Income (Loss)	(76,744)	337,194

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	54,263	(869,349)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(688,024)	477,764
Net Realized and Unrealized Gain (Loss) on Investments	(633,761)	(391,585)

Net Increase (Decrease) in Net Assets from Operations	$(710,505)	$(54,391)

** Net of Foreign Withholding Taxes and ADR Fees	$200	$35,684

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 8

Christopher Weil & Company Funds

Statements of Changes in Net Assets	Core Investment Fund		Global Dividend Fund
	(Unaudited)		(Unaudited)
	12/1/2015	12/1/2014	12/1/2015	12/1/2014
	to	to	to	to
	5/31/2016	11/30/2015	5/31/2016	11/30/2015
From Operations:
Net Investment Income (Loss)	$(76,744)	$(208,574)	$337,194	$560,649
Net Realized Gain (Loss)	54,263	2,890,775	(869,349)	209,457
Change in Net Unrealized Appreciation (Depreciation)	(688,024)	(2,846,674)	477,764	(3,036,847)
Increase (Decrease) in Net Assets from Operations	(710,505)	(164,473)	(54,391)	(2,266,741)
From Distributions to Shareholders:
Net Investment Income	-	-	(251,212)	(1,602,845)
Net Realized Gain from Security Transactions	(2,719,562)	(889,895)	(209,462)	(1,274,075)
Total Distributions to Shareholders	(2,719,562)	(889,895)	(460,674)	(2,876,920)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,687,093	6,793,996	1,434,310	6,133,466
Proceeds from Redemption Fees (Note 2)	-	398	-	278
Shares Issued on Reinvestment of Dividends	2,719,562	889,895	458,623	2,874,887
Cost of Shares Redeemed	(2,373,800)	(10,163,733)	(2,046,108)	(7,122,933)
Net Increase (Decrease) from Shareholder Activity	2,032,855	(2,479,444)	(153,175)	1,885,698
Net Increase (Decrease) in Net Assets	(1,397,212)	(3,533,812)	(668,240)	(3,257,963)

Net Assets at Beginning of Period	39,245,629	42,779,441	33,893,506	37,151,469

Net Assets at End of Period	$37,848,417	$39,245,629	$33,225,266	$33,893,506

Accumulated Undistributed Net Investment Income (Loss)	$(114,105)	$(37,361)	$153,026	$67,044

Share Transactions:
Issued	133,486	472,561	129,101	494,989
Reinvested	210,492	61,457	39,854	227,360
Redeemed	(185,455)	(692,184)	(178,015)	(569,477)
Net Increase (Decrease) in Shares	158,523	(158,166)	(9,060)	152,872
Shares Outstanding Beginning of Period	2,752,645	2,910,811	2,870,309	2,717,437
Shares Outstanding End of Period	2,911,168	2,752,645	2,861,249	2,870,309

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 9

Christopher Weil & Company Core Investment Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2015		12/1/2014		12/1/2013		12/1/2012	12/21/2011*
	to		to		to		to	to
	5/31/2016		11/30/2015		11/30/2014		11/30/2013	11/30/2012
Net Asset Value - Beginning of Period	$14.26		$14.70		$14.21		$10.98	$10.00
Net Investment Income (Loss) (a)	(0.03)		(0.08)		(0.14)		(0.04)	0.03
Net Gains (Loss) on Investments (Realized and Unrealized)	(0.25)		(0.05)		1.95		3.30	0.95
Total from Investment Operations (b)	(0.28)		(0.13)		1.81		3.26	0.98
Distributions (From Net Investment Income)	-		-		-		(0.03)	-
Distributions (From Capital Gains)	(0.98)		(0.31)		(1.32)		-	-
Total Distributions	(0.98)		(0.31)		(1.32)		(0.03)	-
Proceeds from Redemption Fee (Note 2)	-		-	+	-	+	-	-
Net Asset Value - End of Period	$13.00		$14.26		$14.70		$14.21	$10.98
Total Return (c)	(1.91)%	**	(0.93)%		13.82%		29.78%	9.80%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$37,848		$39,246		$42,779		$34,717	$24,956
Before Waiver
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%		1.50%		1.50%	1.50%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.68%	***	-0.71%		-1.05%		-0.30%	0.30%	***
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.23%	***	1.32%		1.50%		1.50%	1.50%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	-0.41%	***	-0.53%		-1.05%		-0.30%	0.30%	***
Portfolio Turnover Rate	7.19%	**	62.06%		55.55%		164.60%	59.33%	**

Christopher Weil & Company Global Dividend Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2015		12/1/2014		12/1/2013		12/1/2012	12/21/2011*
	to		to		to		to	to
	5/31/2016		11/30/2015		11/30/2014		11/30/2013	11/30/2012
Net Asset Value - Beginning of Period	$11.81		$13.67		$13.53		$11.05	$10.00
Net Investment Income (Loss) (a)	0.12		0.20		0.46		0.22	0.21
Net Gains (Loss) on Investments (Realized and Unrealized) (b)	(0.16)		(1.00)		0.21		2.47	0.84
Total from Investment Operations	(0.04)		(0.80)		0.67		2.69	1.05
Distributions (From Net Investment Income)	(0.09)		(0.59)		(0.22)		(0.21)	-
Distributions (From Capital Gains)	(0.07)		(0.47)		(0.31)		-	-
Total Distributions	(0.16)		(1.06)		(0.53)		(0.21)	-
Proceeds from Redemption Fee (Note 2)	-		-	+	-		-	-

Net Asset Value - End of Period	$11.61		$11.81		$13.67		$13.53	$11.05
Total Return (c)	(0.32)%	**	(6.27)%		5.07%		24.77%	10.50%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$33,225		$33,894		$37,151		$32,336	$24,472
Before Waiver
Ratio of Expenses to Average Net Assets	1.75%	***	1.75%		1.75%		1.75%	1.75%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	1.88%	***	1.63%		3.39%		1.78%	2.05%	***
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.58%	***	1.75%		1.75%		1.75%	1.75%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	2.04%	***	1.63%		3.39%		1.78%	2.05%	***
Portfolio Turnover Rate	0.64%	**	9.74%		23.02%		9.59%	4.91%	**

* Commencement of Operations.                                       ** Not Annualized.                                       *** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amount calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(d) Effective April 1, 2015, the Adviser has contractually agreed to waive a portion of its Management and Service Fees.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND
CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND
May 31, 2016
(Unaudited)

1.) ORGANIZATION
Christopher Weil & Company Core Investment Fund (“Core Investment”) and Christopher Weil & Company Global Dividend Fund (“Global Dividend”) (collectively, the “Funds”) were each organized as a diversified series of the PFS Funds (the “Trust”) on December 16, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated as of January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of May 31, 2016, there were nine series authorized by the Trust. The investment adviser to Core Investment and Global Dividend is Christopher Weil & Company, Inc. (the “Adviser”). The Funds commenced operations on December 21, 2011. The Funds’ investment objective is to seek long-term capital appreciation. Significant accounting policies of the Funds are presented in Note 2 below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of each Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended May 31, 2016, proceeds from redemption fees were $0 and $0 for Core Investment and Global Dividend, respectively.

SHORT SALES: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a fund’s potential loss to the amount of the premium paid and can afford a fund the opportunity to profit from favorable movements in the price of the underlying security to a greater extent than if the transaction were effected directly. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. A fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the

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Notes to Financial Statements (Unaudited) - continued

Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, net realized capital gains. Core Investment intends to pay income distributions, if any, on an annual basis. Effective March 31, 2015, Global Dividend intends to pay income distributions, if any, on a quarterly basis. Prior to March 31, 2015, Global Dividend’s policy was to pay income distributions, if any, annually.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended May 31, 2016, the Funds did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual fund based on each fund’s relative net assets or another appropriate basis.

OTHER: Each Fund records security transactions based on a trade date for financial statement purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITY VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the assets or liabilities, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows:

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a purchased option position is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the option position. Lacking a last sale price, a written option position is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the option position. When such bid or ask prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 or level 3 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets measured at fair value as of May 31, 2016:

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Core Investment:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,210,614	$0	$0	$ 32,210,614
Money Market Funds	5,664,234	0	0	5,664,234
Total	$37,874,848	$0	$0	$37,874,848

Global Dividend:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,116,070	$0	$0	$ 30,116,070
Money Market Funds	2,938,147	0	0	2,938,147
Total	$33,054,217	$0	$0	$33,054,217

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the six month period ended May 31, 2016. There were no transfers into or out of the levels during the six month period ended May 31, 2016. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENTS AND SERVICES AGREEMENTS
Each of the Funds has an investment advisory agreement (collectively the “Management Agreements”) with the Adviser. Under the Management Agreements, the Adviser, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. For its services the Adviser receives a Management Fee equal to 1.00% of the average daily net assets of Core Investment and a Management Fee equal to 1.25% of the average daily net assets of Global Dividend.

Effective April 1, 2015, the Adviser has contractually agreed to waive a portion of its Management Fee such that it will be equal to 0.75% of the Core Investment’s average daily net assets. Additionally, effective April 1, 2016, the Adviser has contractually agreed to waive a portion of its Management Fee such that it will be equal to 0.75% of the Global Dividend’s average daily net assets. From April 1, 2015 to March 31, 2016, the Adviser had contractually agreed to waive a portion of its Management Fee such that it would be equal 1.00% of the Global Dividend’s average daily net assets greater than $35 million. The current waivers will automatically terminate on March 31, 2017 unless they are renewed by the Adviser and there are no provisions for recoupment.

For the six month period ended May 31, 2016, the Adviser earned management fees of $185,769 and $205,866 for Core Investment and Global Dividend, respectively. At May 31, 2016, Core Investment and Global Dividend owed the Adviser management fees of $23,732 and $20,884, respectively. A total of $46,442 and $27,731 of management fees were waived with no recoupment provisions by Core Investment and Global Dividend, respectively, for the six month period ended May 31, 2016.

Additionally, the Funds each have a Services Agreement with the Adviser (the “Services Agreements”). Under the Services Agreements the Adviser receives an additional fee of 0.50% of the average daily net assets per Fund and is obligated to pay the operating expenses of the Funds excluding, as applicable, management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Effective April 1, 2015, the Adviser has contractually agreed to waive a portion of its Services Fee to 0.20% of each Funds’ average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2017 unless they are renewed by the Adviser. The Adviser will not terminate these waivers prior to March 31, 2017, and there are no provisions for recoupment.

For the six month period ended May 31, 2016, the Adviser earned services fees of $92,884 and $82,347 for Core Investment and Global Dividend, respectively. At May 31, 2016, the Funds owed the Adviser services fees of $15,223 and $13,923 for Core Investment and Global Dividend, respectively. For the six month period ended May 31, 2016, $3,273 of services fees was waived with no recoupment provisions by Core Investment.

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Notes to Financial Statements (Unaudited) - continued

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Funds. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Funds by the Adviser.

The Trustees who are not interested persons of the Funds were each paid $1,500, for a total of $4,500 in Trustees’ fees for both Funds for the six month period ended May 31, 2016 by the Adviser.

6.) DERIVATIVES
For the six month period ended May 31, 2016, the Funds did not hold any derivative instruments. However, Core Investment may engage in options transactions, as it has in previous years.

As of May 31, 2016, there were no offsetting arrangements of assets and liabilities for the Funds.

7.) INVESTMENTS
For the six month period ended May 31, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Core Investment	Global Dividend
Purchases	$2,441,281	$922,413
Sales	$7,073,603	$186,996

There were no purchases or sales of U.S. Government obligations.

8.) CAPITAL SHARES
At May 31, 2016, the Trust was authorized to issue an unlimited number of shares of beneficial interest. The following are the shares issued and paid in capital outstanding for the Funds at May 31, 2016:

	Core Investment	Global Dividend
Shares Issued
and Outstanding	2,911,168	2,861,249
Paid in Capital	$31,484,443	$31,010,335

9.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2016, National Financial Services, LLC, located at 200 Liberty Street, New York, New York 10281, held for the benefit of its customers, in aggregate, 97.90% of the Core Investment shares. National Financial Services, LLC, located at 200 Liberty Street, New York, New York 10281, held for the benefit of its customers, in aggregate, 98.48% of Global Dividend shares. The Adviser has advised the Trust that with respect to the accounts held by National Financial Services, LLC for Core Investment and Global Dividend, it believes there are no underlying accounts that beneficially own more than 25% of the Funds’ outstanding voting securities.

10.) DISTRIBUTIONS TO SHAREHOLDERS
There was a distribution paid on December 28, 2015 to the Funds’ shareholders of record on December 24, 2015. Core Investment paid a distribution of $0.98179 per share from long-term capital gains. Also, Global Dividend paid a distribution of $0.03827 per share from net investment income, $0.00164 per share from short-term capital gains and $0.07145 per share from long-term capital gains. Additionally, Global Dividend paid a distribution of $0.04894 per share from net investment income on March 23, 2016 to shareholders of record on March 22, 2016.

The tax character of distributions paid from Core Investment was as follows:

	Six Months Ended	Fiscal Year Ended
	May 31, 2016	November 30, 2015
Ordinary Income	$ 0	$ 0
Short-term Capital Gain	0	525,496
Long-term Capital Gain	2,719,562	364,399
	$ 2,719,562	$ 889,895

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Notes to Financial Statements (Unaudited) - continued

The tax character of distributions paid from Global Dividend was as follows:

	Six Months Ended	Fiscal Year Ended
	May 31, 2016	November 30, 2015
Ordinary Income	$ 251,212	$ 1,602,845
Short-term Capital Gain	4,700	47,257
Long-term Capital Gain	204,762	1,226,818
	$ 460,674	$ 2,876,920

11.) TAX MATTERS
For federal income tax purposes, at May 31, 2016 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Core Investment	Global Dividend
Cost of Investments	$31,413,807	$30,122,956
Gross Unrealized Appreciation	$7,034,460	$5,592,311
Gross Unrealized Depreciation	($573,419)	($2,661,050)
Net Unrealized Appreciation
(Depreciation) on Investments	$6,461,041	$2,931,261

As of May 31, 2016, there were no differences between book and tax basis unrealized appreciation.

12.) SUBSEQUENT EVENTS
Effective June 15, 2016, Global Dividend has amended its dividend and distributions policy. As such, the Fund intends to pay income and capital gain distributions, if any, on an annual basis.

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DISCLOSURE OF EXPENSES
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. If Fund shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee. Also, your account will be indirectly subject to the expenses of the underlying funds.

The Example is based on an investment of $1,000 invested in the Funds on December 1, 2015, and held through May 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above or the expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

CORE INVESTMENT

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2015
	December 1, 2015	May 31, 2016	to May 31, 2016

Actual	$1,000.00	$980.92	$6.09

Hypothetical	$1,000.00	$1,018.85	$6.21
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GLOBAL DIVIDEND

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2015
	December 1, 2015	May 31, 2016	to May 31, 2016

Actual	$1,000.00	$996.80	$8.74

Hypothetical	$1,000.00	$1,017.10	$8.82
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.58%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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ADDITIONAL INFORMATION
May 31, 2016
(Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES

Christopher Weil & Company, Inc., the Funds’ Adviser, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Funds’ web site at www.cweil.com. It is also included in the Funds’ Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-888-550-9266). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.cweil.com. For shareholder inquiries, please call toll-free in the U.S. at 1-888-550-9266.

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT FOR THE CHRISTOPHER WEIL &
CO. CORE INVESTMENT FUND AND THE CHRISTOPHER WEIL & CO. GLOBAL DIVIDEND FUND

At its quarterly meeting held on December 2, 2015, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the Investment Advisory Agreements between Christopher Weil & Co. (“CWC”) and the Trust, with respect to the Christopher Weil & Co. Core Investment Fund (the “Core Investment Fund”) and the Christopher Weil & Co. Global Dividend Fund (the “Global Dividend Fund”) (collectively referred to as the “CWC Funds”). Legal Counsel noted that the Sub-Advisory Agreement was not up for renewal and that only the Investment Advisory Agreements for each CWC Fund would be considered for renewal at this time.

Next the Board considered the renewal of the Investment Advisory Agreements between CWC and the Trust with respect to the Core Investment Fund and the Global Dividend Fund (the “Agreements”). In approving the Agreements, the Board of Trustees considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by CWC to the CWC Funds; (ii) the investment performance of the CWC Funds and CWC; (iii) the cost of the services to be provided and the profits to be realized by CWC from the relationship with the CWC Funds; (iv) the extent to which economies of scale will be realized as the CWC Funds grow and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) CWC’s practices regarding possible conflicts of interest and other benefits to be realized by CWC.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreements, including: (i) information regarding the services and support provided to the Funds and their shareholders by CWC; (ii) assessments of the investment performance of the CWC Funds by the principals of CWC; (iii) commentary on the reasons for the performance; (iv) presentations addressing CWC’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the CWC Funds and CWC; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of CWC; and (vii) a memorandum from Legal Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The

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Additional Information (Unaudited) - continued

Board also requested and received various informational materials including, without limitation: (i) documents containing information about CWC, including financial information, a description of personnel and the services provided to the CWC Funds, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the CWC Funds; (iii) the anticipated effect of size on the CWC Funds’ performance and expenses; and (iv) benefits to be realized by CWC from its relationship with the CWC Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

1. Nature, Extent and Quality of the Services Provided by CWC
In considering the nature, extent, and quality of the services provided by CWC, the Trustees reviewed the responsibilities of CWC under the Agreements. The Trustees reviewed the services being provided by CWC including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with each CWC Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements. The Trustees considered the coordination of services for the CWC Funds among CWC and the service providers and the Independent Trustees; and the efforts of CWC to promote the CWC Funds and grow assets. It was noted that a sub-adviser currently provides advisory services to the Global Dividend Fund and that after December 19, 2015 such services will be provided directly by CWC to the Global Dividend Fund. The Trustees reflected upon discussions with a representative from CWC at the Meeting with regard to CWC’s provision of services and that the change in portfolio manager is not expected to negatively affect the Global Dividend Fund. The Trustees noted the quality of CWC’s principals and the commitment to enhance CWC’s resources and systems; and the continued cooperation with the Independent Trustees and Legal Counsel for the CWC Funds. The Trustees evaluated CWC’s principals, including their education and experience. After reviewing the foregoing information and further information in the materials provided by CWC, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by CWC was satisfactory and adequate for the CWC Funds.

2. Investment Performance of the CWC Funds and CWC
In considering the investment performance of the CWC Funds and CWC, the Trustees compared the short-term and since inception performance of the CWC Funds with the performance of funds with similar objectives managed by other investment advisers (the “Category”), as well as with aggregated peer group data. As to the performance of the CWC Funds, the materials included information regarding the performance of the CWC Funds compared to a group of funds of similar size, style and objective, categorized by Morningstar (the “Peer Group”). All performance data was through the period ended September 30, 2015. The Trustees noted that for the 12 month period ended September 30, 2015 the Core Investment Fund underperformed its benchmark index, Peer Group average and Category average. It was noted that the Core Investment Fund has a value tilt and the Category it is assigned to is the Large Growth Category. The Trustees noted that for the 12 month period ended September 30, 2015, the Global Dividend Fund underperformed each of its benchmark index, Category average and Peer Group average. The Trustees considered the potential impact of CWC assuming the day-to-day responsibilities for managing the Global Dividend Fund’s portfolio, and they determined that the change in duties from the previous sub-adviser to CWC would likely not negatively impact that Fund. After reviewing and discussing the investment performance of each CWC Fund further and CWC’s experience managing the CWC Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each CWC Fund and CWC was satisfactory.

3. Costs of the Services to be provided and profits to be realized by CWC
In considering the costs of the services to be provided and profits to be realized by CWC from its relationship with the CWC Funds, the Trustees considered: (1) CWC’s financial condition and the level of commitment to the CWC Funds and CWC by its principals; (2) the asset level of the CWC Funds; (3) the overall expenses of the CWC Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by CWC regarding its profits associated with managing the CWC Funds. The Trustees also considered potential benefits for CWC in managing the CWC Funds. The Trustees then compared the fees and expenses of each CWC Fund (including the management fee) to other comparable mutual funds. The Trustees reviewed the fees under the Agreements compared to other mutual funds with similar investment objectives and asset levels. In regard to the Core Investment Fund, it was noted that the management fee is 1.00% which is on the high-end and above the Peer Group average and the net expense ratio was approximately 8 basis

2016 Semi-Annual Report 19

Additional Information (Unaudited) - continued

points higher than the Peer Group average. In regard to the Global Dividend Fund, it was noted that the management fee of 1.25% is on the high-end and above the Peer Group average and the net expense ratio was approximately 46 basis points higher than the Peer Group average. It was noted that management fees charged by CWC to separately managed accounts similar to the CWC Funds were comparable to the fees charged to the CWC Funds. The Trustees recognized that under the services agreement with each CWC Fund, CWC was obligated to pay certain expenses of the CWC Funds. The Trustees noted that to date, the CWC Funds have been profitable to CWC at their current asset levels. Based on the foregoing, the Board concluded that the fees to be paid to CWC and the profits to be realized by CWC, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by CWC.

4. Economies of Scale
The Trustees next considered the impact of economies of scale on the CWC Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the CWC Funds’ investors. The Trustees considered that while the management fee remained the same at all asset levels, the CWC Funds’ shareholders had experienced benefits from the fact that CWC was obligated under a services agreement to pay certain of the CWC Funds’ operating expenses which had the effect of limiting the overall fees paid by the CWC Funds. It was noted that effective April 1, 2015, CWC had agreed to waive a portion of the fees it receives pursuant to the Agreements to 0.75% for the Core Investment Fund and a portion of the fees it receives pursuant to the services agreement to 0.20% for assets greater than $35 million. It was also noted that effective April 1, 2015, CWC had agreed to waive a portion of the management fees it receives pursuant to the Agreements to 1.00% for the Global Dividend Fund for assets greater than $35 million and a portion of the fees it receives pursuant to the services agreement to 0.20% for assets greater than $35 million. CWC indicated that it would likely propose to the Board at some point in the future to lower fees on or both of the Funds. The Trustees noted that shareholders of the Core Fund had benefited from the waiver that CWC had put in place; however the Global Dividend Fund’s assets were below $35 million, and therefore had not yet benefitted. The Trustees expressed the view that any additional initiatives to limit the expenses of the Funds by CWC would likely benefit shareholders in the future. In light of its ongoing consideration of each CWC Fund’s asset levels, expectations for growth in the CWC Funds, and fee levels, the Board determined that the CWC Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by CWC.

5. Possible conflicts of interest and benefits to CWC
In considering CWC’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the principals of CWC; the basis of decisions to buy or sell securities for the CWC Funds; and the substance and administration of CWC’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to CWC’s potential conflicts of interest. Based on the foregoing, the Board determined that CWC’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Board considered the fee assessment practices of CWC with respect to separate account clients that invest in the CWC Funds and the potential conflicts of interest that could arise from those practices. CWC noted that it may experience certain cost savings by having multiple funds within the Trust. Based on the foregoing, the Board concluded that the practices of CWC with respect to the possible conflicts of interest and benefits to be derived by those entities was acceptable.

The Board then reflected on its in-person discussion with the representative of the Adviser earlier in the Meeting. Next, the Independent Trustees and Counsel met in executive session to discuss the continuation of the Agreements. The officers of the Trust and others present at the Meeting were excused during this discussion.

After further review, discussion, and determination that the best interests of the Funds’ shareholders were served by the renewal of the Agreements.

2016 Semi-Annual Report 20

Investment Advisor
Christopher Weil & Company, Inc.

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Christopher
Weil & Company Core Investment Fund and the Christopher Weil & Company Global
Dividend Fund. This report is not intended for distribution to prospective investors in the
Funds, unless preceded or accompanied by an effective prospectus.

Christopher Weil & Company Funds 11236 El Camino Real, Suite 200 San Diego, California 92130 1-888-550-9266 OR 1-800-355-9345 www.cweil.com

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/29/16

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 7/29/16